UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Atlanta Capital SMID-Cap Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2024
Eaton Vance
Atlanta Capital SMID-Cap Fund

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Performance

Portfolio Manager(s) Charles B. Reed, CFA, William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	21.48%	23.48%	12.15%	12.09%
Class A with 5.25% Maximum Sales Charge	—	—	15.10	17.01	10.95	11.49
Class C at NAV	10/01/2009	04/30/2002	21.04	22.58	11.32	11.43
Class C with 1% Maximum Deferred Sales Charge	—	—	20.04	21.58	11.32	11.43
Class I at NAV	04/30/2002	04/30/2002	21.65	23.80	12.44	12.38
Class R at NAV	08/03/2009	04/30/2002	21.34	23.19	11.88	11.82
Class R6 at NAV	07/01/2014	04/30/2002	21.66	23.86	12.51	12.47

Russell 2500™Index	—	—	21.20%	21.43%	9.89%	8.83%
Russell 2000® Index	—	—	19.94	19.71	8.10	7.57
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R	Class R6
	1.14%	1.89%	0.89%	1.39%	0.82%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
W.R. Berkley Corp.	4.9%
Carlisle Cos., Inc.	4.9
Morningstar, Inc.	3.2
GoDaddy, Inc., Class A	3.1
Brown & Brown, Inc.	3.0
Markel Group, Inc.	2.9
CACI International, Inc., Class A	2.8
Booz Allen Hamilton Holding Corp.	2.8
RPM International, Inc.	2.6
LKQ Corp.	2.6
Total	32.8%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Russell 2500™ Index is an unmanaged index of approximately 2,500 small- and mid-cap U.S. stocks. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,214.80	$ 6.26	1.13%
Class C	$1,000.00	$1,210.40	$10.39	1.88%
Class I	$1,000.00	$1,216.50	$ 4.93	0.89%
Class R	$1,000.00	$1,213.40	$ 7.64	1.38%
Class R6	$1,000.00	$1,216.60	$ 4.49	0.81%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.35	$ 5.70	1.13%
Class C	$1,000.00	$1,015.60	$ 9.47	1.88%
Class I	$1,000.00	$1,020.55	$ 4.50	0.89%
Class R	$1,000.00	$1,018.10	$ 6.96	1.38%
Class R6	$1,000.00	$1,020.95	$ 4.09	0.81%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
5

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 95.3%
Security	Shares	Value
Aerospace & Defense — 1.4%
Hexcel Corp.	2,665,405	$ 194,174,754
		$ 194,174,754
Banks — 1.2%
Columbia Banking System, Inc.	3,266,157	$ 63,200,138
Prosperity Bancshares, Inc.	1,467,639	96,541,293
		$ 159,741,431
Building Products — 7.9%
Advanced Drainage Systems, Inc.	475,787	$ 81,949,553
Carlisle Cos., Inc.	1,691,734	662,905,968
Lennox International, Inc.	678,679	331,711,148
		$ 1,076,566,669
Capital Markets — 8.4%
Affiliated Managers Group, Inc.	1,636,405	$ 274,048,745
FactSet Research Systems, Inc.	267,462	121,532,058
Morningstar, Inc.	1,434,185	442,259,629
SEI Investments Co.	4,259,526	306,259,919
		$ 1,144,100,351
Chemicals — 2.6%
RPM International, Inc.	2,966,558	$ 352,872,074
		$ 352,872,074
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc.	780,452	$ 248,534,939
		$ 248,534,939
Containers & Packaging — 4.5%
AptarGroup, Inc.	2,304,203	$ 331,551,770
Avery Dennison Corp.	921,461	205,716,168
Ball Corp.	1,172,536	78,982,025
		$ 616,249,963
Distributors — 3.7%
LKQ Corp.	6,504,139	$ 347,386,064
Pool Corp.	385,439	155,524,637
		$ 502,910,701
Security	Shares	Value
Diversified Consumer Services — 1.0%
Service Corp. International	1,766,212	$ 131,070,593
		$ 131,070,593
Electronic Equipment, Instruments & Components — 2.0%
Trimble, Inc.(1)	4,356,859	$ 280,407,445
		$ 280,407,445
Financial Services — 3.2%
Jack Henry & Associates, Inc.	749,353	$ 130,185,097
WEX, Inc.(1)	1,302,965	309,493,276
		$ 439,678,373
Ground Transportation — 4.0%
J.B. Hunt Transport Services, Inc.	1,212,630	$ 241,616,527
Landstar System, Inc.	1,579,397	304,444,566
		$ 546,061,093
Health Care Equipment & Supplies — 4.0%
Envista Holdings Corp.(1)(2)	9,678,610	$ 206,928,682
Teleflex, Inc.(3)	1,483,367	335,493,114
		$ 542,421,796
Health Care Providers & Services — 0.5%
Henry Schein, Inc.(1)(3)	891,905	$ 67,356,666
		$ 67,356,666
Hotels, Restaurants & Leisure — 3.8%
Aramark	8,971,146	$ 291,741,668
Choice Hotels International, Inc.(3)	1,806,542	228,256,582
		$ 519,998,250
Insurance — 11.4%
Brown & Brown, Inc.	4,624,509	$ 404,829,518
Kinsale Capital Group, Inc.	161,381	84,683,066
Markel Group, Inc.(1)	262,848	399,917,975
W.R. Berkley Corp.	7,519,014	664,981,598
		$ 1,554,412,157
IT Services — 3.1%
GoDaddy, Inc., Class A(1)	3,555,939	$ 422,018,841
		$ 422,018,841
Life Sciences Tools & Services — 1.1%
Bio-Techne Corp.	2,094,770	$ 147,450,860
		$ 147,450,860

6
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 4.1%
Graco, Inc.	1,550,857	$ 144,943,095
IDEX Corp.	787,756	192,228,219
Nordson Corp.	817,252	224,368,364
		$ 561,539,678
Marine Transportation — 1.8%
Kirby Corp.(1)	2,606,248	$ 248,427,559
		$ 248,427,559
Professional Services — 9.8%
Booz Allen Hamilton Holding Corp.	2,576,579	$ 382,467,387
Broadridge Financial Solutions, Inc.	907,841	185,980,307
CACI International, Inc., Class A(1)	1,010,743	382,899,771
FTI Consulting, Inc.(1)	791,852	166,518,557
TransUnion	2,755,182	219,863,523
		$ 1,337,729,545
Real Estate Management & Development — 1.6%
Jones Lang LaSalle, Inc.(1)	1,106,672	$ 215,900,641
		$ 215,900,641
Software — 6.5%
Blackbaud, Inc.(1)	2,361,550	$ 175,085,317
Dolby Laboratories, Inc., Class A(2)	4,107,659	344,098,594
Manhattan Associates, Inc.(1)	713,481	178,534,351
Tyler Technologies, Inc.(1)	431,168	183,250,712
		$ 880,968,974
Specialty Retail — 3.0%
Burlington Stores, Inc.(1)	1,290,499	$ 299,640,963
Ulta Beauty, Inc.(1)	199,621	104,377,828
		$ 404,018,791
Textiles, Apparel & Luxury Goods — 2.9%
Columbia Sportswear Co.(3)	2,792,195	$ 226,670,390
Deckers Outdoor Corp.(1)	184,838	173,980,616
		$ 400,651,006
Total Common Stocks (identified cost $6,663,132,536)		$12,995,263,150

Short-Term Investments — 4.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	644,572,262	$ 644,572,262
Total Short-Term Investments (identified cost $644,572,262)		$ 644,572,262
Total Investments — 100.0% (identified cost $7,307,704,798)		$13,639,835,412
Other Assets, Less Liabilities — (0.0)%(5)		$ (1,400,488)
Net Assets — 100.0%		$13,638,434,924
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Affiliated company (see Note 10).
(3)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $38,177,681.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(5)	Amount is less than (0.05)%.

7
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Unaffiliated investments, at value (identified cost $6,130,736,671) — including $38,177,681 of securities on loan	$ 12,444,235,874
Affiliated investments, at value (identified cost $1,176,968,127)	1,195,599,538
Dividends receivable	2,294,698
Dividends receivable from affiliated investments	2,640,656
Receivable for Fund shares sold	20,491,924
Securities lending income receivable	4,937
Trustees' deferred compensation plan	194,475
Total assets	$13,665,462,102
Liabilities
Payable for Fund shares redeemed	$ 14,866,536
Payable to affiliates:
Investment adviser fee	8,682,878
Distribution and service fees	453,153
Trustees' deferred compensation plan	194,475
Accrued expenses	2,830,136
Total liabilities	$ 27,027,178
Net Assets	$13,638,434,924
Sources of Net Assets
Paid-in capital	$ 7,188,120,047
Distributable earnings	6,450,314,877
Net Assets	$13,638,434,924
Class A Shares
Net Assets	$ 1,075,778,872
Shares Outstanding	30,876,441
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 34.84
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 36.77
Class C Shares
Net Assets	$ 42,600,788
Shares Outstanding	1,479,857
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 28.79
Class I Shares
Net Assets	$ 7,110,108,167
Shares Outstanding	171,298,308
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 41.51
Class R Shares
Net Assets	$ 467,691,073
Shares Outstanding	14,269,563
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 32.78
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class R6 Shares
Net Assets	$4,942,256,024
Shares Outstanding	117,800,206
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 41.95
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income	$ 50,709,386
Dividend income from affiliated investments	16,369,925
Securities lending income, net	40,217
Total investment income	$ 67,119,528
Expenses
Investment adviser fee	$ 47,163,268
Distribution and service fees:
Class A	1,211,702
Class C	175,272
Class R	1,070,396
Trustees’ fees and expenses	54,250
Custodian fee	791,287
Transfer and dividend disbursing agent fees	3,411,231
Legal and accounting services	342,748
Printing and postage	220,051
Registration fees	158,069
Miscellaneous	181,002
Total expenses	$ 54,779,276
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 417,811
Total expense reductions	$ 417,811
Net expenses	$ 54,361,465
Net investment income	$ 12,758,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 159,751,091
Net realized gain	$ 159,751,091
Change in unrealized appreciation (depreciation):
Investments	$ 2,267,269,813
Investments - affiliated investments	(40,293,191)
Net change in unrealized appreciation (depreciation)	$2,226,976,622
Net realized and unrealized gain	$2,386,727,713
Net increase in net assets from operations	$2,399,485,776
10
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 12,758,063	$ 11,221,552
Net realized gain	159,751,091	422,057,178
Net change in unrealized appreciation (depreciation)	2,226,976,622	943,104,841
Net increase in net assets from operations	$ 2,399,485,776	$ 1,376,383,571
Distributions to shareholders:
Class A	$ (29,730,524)	$ (108,934,039)
Class C	(1,254,901)	(4,260,378)
Class I	(176,209,094)	(499,140,366)
Class R	(13,798,264)	(48,760,578)
Class R6	(117,426,433)	(331,101,134)
Total distributions to shareholders	$ (338,419,216)	$ (992,196,495)
Transactions in shares of beneficial interest:
Class A	$ 14,736,793	$ (19,194,346)
Class C	4,801,438	1,246,644
Class I	169,924,870	833,476,653
Class R	(4,341,771)	9,623,772
Class R6	460,973,867	351,159,926
Net increase in net assets from Fund share transactions	$ 646,095,197	$ 1,176,312,649
Net increase in net assets	$ 2,707,161,757	$ 1,560,499,725
Net Assets
At beginning of period	$ 10,931,273,167	$ 9,370,773,442
At end of period	$13,638,434,924	$10,931,273,167
11
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 29.590	$ 28.950	$ 36.680	$ 30.690	$ 34.740	$ 34.450
Income (Loss) From Operations
Net investment loss(1)	$ (0.003)	$ (0.038)	$ (0.096)	$ (0.160)	$ (0.088)	$ (0.088)
Net realized and unrealized gain (loss)	6.233	4.220	(3.307)	9.835	(1.586)	2.526
Total income (loss) from operations	$ 6.230	$ 4.182	$ (3.403)	$ 9.675	$ (1.674)	$ 2.438
Less Distributions
From net realized gain	$ (0.980)	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.376)	$ (2.148)
Total distributions	$ (0.980)	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.376)	$ (2.148)
Net asset value — End of period	$ 34.840	$ 29.590	$ 28.950	$ 36.680	$ 30.690	$ 34.740
Total Return(2)	21.48% (3)	14.42%	(10.60)%	34.78%	(5.21)%	8.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,075,779	$899,628	$897,642	$1,347,594	$1,360,610	$1,764,848
Ratios (as a percentage of average daily net assets):
Expenses	1.13% (4)(5)	1.14% (5)	1.14% (5)	1.14%	1.17%	1.17%
Net investment loss	(0.02)% (4)	(0.13)%	(0.29)%	(0.46)%	(0.29)%	(0.28)%
Portfolio Turnover	3% (3)	14%	7%	9%	21%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
12
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 24.690	$ 24.840	$ 32.290	$ 27.620	$ 31.700	$ 31.870
Income (Loss) From Operations
Net investment loss(1)	$ (0.102)	$ (0.220)	$ (0.300)	$ (0.371)	$ (0.290)	$ (0.298)
Net realized and unrealized gain (loss)	5.176	3.612	(2.823)	8.726	(1.429)	2.276
Total income (loss) from operations	$ 5.074	$ 3.392	$ (3.123)	$ 8.355	$ (1.719)	$ 1.978
Less Distributions
From net realized gain	$ (0.974)	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.361)	$ (2.148)
Total distributions	$ (0.974)	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.361)	$ (2.148)
Net asset value — End of period	$28.790	$24.690	$24.840	$32.290	$ 27.620	$ 31.700
Total Return(2)	21.04% (3)	13.54%	(11.25)%	33.76%	(5.89)%	7.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 42,601	$ 32,259	$ 31,131	$ 45,010	$101,804	$181,257
Ratios (as a percentage of average daily net assets):
Expenses	1.88% (4)(5)	1.89% (5)	1.89% (5)	1.89%	1.92%	1.92%
Net investment loss	(0.77)% (4)	(0.87)%	(1.04)%	(1.21)%	(1.03)%	(1.03)%
Portfolio Turnover	3% (3)	14%	7%	9%	21%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
13
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 35.100	$ 33.690	$ 41.880	$ 34.480	$ 38.710	$ 38.030
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.042	$ 0.046	$ (0.014)	$ (0.080)	$ (0.012)	$ (0.009)
Net realized and unrealized gain (loss)	7.422	4.906	(3.849)	11.165	(1.767)	2.837
Total income (loss) from operations	$ 7.464	$ 4.952	$ (3.863)	$ 11.085	$ (1.779)	$ 2.828
Less Distributions
From net investment income	$ (0.041)	$ —	$ —	$ —	$ (0.015)	$ —
From net realized gain	(1.013)	(3.542)	(4.327)	(3.685)	(2.436)	(2.148)
Total distributions	$ (1.054)	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.451)	$ (2.148)
Net asset value — End of period	$ 41.510	$ 35.100	$ 33.690	$ 41.880	$ 34.480	$ 38.710
Total Return(2)	21.65% (3)	14.69%	(10.36)%	35.08%	(4.95)%	8.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,110,108	$5,855,449	$4,809,702	$5,667,586	$5,185,675	$6,906,251
Ratios (as a percentage of average daily net assets):
Expenses	0.89% (4)(5)	0.89% (5)	0.88% (5)	0.88%	0.92%	0.92%
Net investment income (loss)	0.22% (4)	0.13%	(0.04)%	(0.20)%	(0.04)%	(0.03)%
Portfolio Turnover	3% (3)	14%	7%	9%	21%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
14
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Financial Highlights — continued

	Class R
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 27.920	$ 27.550	$ 35.190	$ 29.660	$ 33.710	$ 33.580
Income (Loss) From Operations
Net investment loss(1)	$ (0.040)	$ (0.106)	$ (0.172)	$ (0.238)	$ (0.161)	$ (0.162)
Net realized and unrealized gain (loss)	5.874	4.018	(3.141)	9.453	(1.528)	2.440
Total income (loss) from operations	$ 5.834	$ 3.912	$ (3.313)	$ 9.215	$ (1.689)	$ 2.278
Less Distributions
From net realized gain	$ (0.974)	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.361)	$ (2.148)
Total distributions	$ (0.974)	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.361)	$ (2.148)
Net asset value — End of period	$ 32.780	$ 27.920	$ 27.550	$ 35.190	$ 29.660	$ 33.710
Total Return(2)	21.34% (3)	14.15%	(10.82)%	34.41%	(5.43)%	8.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$467,691	$402,022	$387,000	$504,892	$480,822	$588,076
Ratios (as a percentage of average daily net assets):
Expenses	1.38% (4)(5)	1.39% (5)	1.39% (5)	1.39%	1.42%	1.42%
Net investment loss	(0.27)% (4)	(0.37)%	(0.54)%	(0.70)%	(0.54)%	(0.53)%
Portfolio Turnover	3% (3)	14%	7%	9%	21%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
15
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 35.480	$ 34.000	$ 42.200	$ 34.690	$ 38.930	$ 38.200
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.058	$ 0.070	$ 0.011	$ (0.051)	$ 0.019	$ 0.023
Net realized and unrealized gain (loss)	7.490	4.952	(3.884)	11.246	(1.774)	2.855
Total income (loss) from operations	$ 7.548	$ 5.022	$ (3.873)	$ 11.195	$ (1.755)	$ 2.878
Less Distributions
From net investment income	$ (0.065)	$ —	$ —	$ —	$ (0.049)	$ —
From net realized gain	(1.013)	(3.542)	(4.327)	(3.685)	(2.436)	(2.148)
Total distributions	$ (1.078)	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.485)	$ (2.148)
Net asset value — End of period	$ 41.950	$ 35.480	$ 34.000	$ 42.200	$ 34.690	$ 38.930
Total Return(2)	21.66% (3)	14.77%	(10.30)%	35.19%	(4.85)%	8.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,942,256	$3,741,916	$3,245,298	$4,498,054	$3,834,042	$3,638,192
Ratios (as a percentage of average daily net assets):
Expenses	0.81% (4)(5)	0.82% (5)	0.82% (5)	0.81%	0.82%	0.82%
Net investment income (loss)	0.30% (4)	0.20%	0.03%	(0.13)%	0.06%	0.07%
Portfolio Turnover	3% (3)	14%	7%	9%	21%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
16
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of March 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the
17

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$7,308,766,756
Gross unrealized appreciation	$ 6,377,840,647
Gross unrealized depreciation	(46,771,991)
Net unrealized appreciation	$6,331,068,656
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.0000%
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion but less than $7.5 billion	0.7500%
$7.5 billion but less than $10 billion	0.7200%
$10 billion but less than $15 billion	0.7100%
$15 billion and over	0.6900%
For the six months ended March 31, 2024, the investment adviser fee amounted to $47,163,268 or 0.78% (annualized) of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the Fund, but receives no compensation. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Atlanta Capital a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of
18

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment adviser fee paid was reduced by $417,811 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, EVM earned $152,597 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $18,056 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024 in the amount of $12,649. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2024 amounted to $1,211,702 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2024, the Fund paid or accrued to EVD $131,454 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended March 31, 2024, the Fund paid or accrued to EVD $535,198 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2024 amounted to $43,818 and $535,198 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2024, the Fund was informed that EVD received less than $100 and $2,532 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $503,544,513 and $341,064,652, respectively, for the six months ended March 31, 2024.
19

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	3,718,698	$ 117,609,212	5,397,814	$ 161,627,707
Issued to shareholders electing to receive payments of distributions in Fund shares	808,968	24,997,127	3,195,166	94,736,673
Redemptions	(4,054,904)	(127,869,546)	(9,193,404)	(275,558,726)
Net increase (decrease)	472,762	$ 14,736,793	(600,424)	$ (19,194,346)
Class C
Sales	370,492	$ 9,963,930	312,192	$ 7,828,750
Issued to shareholders electing to receive payments of distributions in Fund shares	45,706	1,169,609	163,715	4,074,859
Redemptions	(242,895)	(6,332,101)	(422,798)	(10,656,965)
Net increase	173,303	$ 4,801,438	53,109	$ 1,246,644
Class I
Sales	22,469,252	$ 847,838,810	47,988,171	$ 1,682,249,685
Issued to shareholders electing to receive payments of distributions in Fund shares	4,070,362	149,707,925	11,781,967	413,664,849
Redemptions	(22,049,865)	(827,621,865)	(35,711,998)	(1,262,437,881)
Net increase	4,489,749	$ 169,924,870	24,058,140	$ 833,476,653
Class R
Sales	423,822	$ 12,528,574	814,773	$ 23,061,461
Issued to shareholders electing to receive payments of distributions in Fund shares	473,428	13,772,010	1,735,882	48,656,759
Redemptions	(1,028,168)	(30,642,355)	(2,195,722)	(62,094,448)
Net increase (decrease)	(130,918)	$ (4,341,771)	354,933	$ 9,623,772
Class R6
Sales	18,479,565	$ 693,591,944	24,698,126	$ 873,551,426
Issued to shareholders electing to receive payments of distributions in Fund shares	2,603,198	96,760,875	7,395,231	262,234,878
Redemptions	(8,750,477)	(329,378,952)	(22,075,945)	(784,626,378)
Net increase	12,332,286	$ 460,973,867	10,017,412	$ 351,159,926
20

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At March 31, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $38,177,681 and $39,204,428, respectively. Collateral received was comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
10  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2024, the value of the Fund's investments in affiliated companies and funds was $1,195,599,538, which represents 8.8% of the Fund's net assets. Transactions in affiliated companies and funds by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
Dolby Laboratories, Inc., Class A	$261,376,336	$ 66,471,591	$ —	$ —	$ 16,250,667	$ 344,098,594	$ 1,978,625	4,107,659
Envista Holdings Corp.	225,856,466	37,616,074	—	—	(56,543,858)	206,928,682	—	9,678,610
Short-Term Investments
Liquidity Fund	485,557,136	696,219,825	(537,204,699)	—	—	644,572,262	14,391,300	644,572,262
Total				$ —	$(40,293,191)	$1,195,599,538	$16,369,925
*	The related industry is the same as the presentation in the Portfolio of Investments.
21

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,995,263,150*	$ —	$ —	$ 12,995,263,150
Short-Term Investments	644,572,262	—	—	644,572,262
Total Investments	$ 13,639,835,412	$ —	$ —	$13,639,835,412
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
22

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
23

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
24

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
25

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
27

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309
Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7726    3.31.24

Eaton Vance
Atlanta Capital
Focused Growth Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2024
Eaton Vance
Atlanta Capital Focused Growth Fund

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Performance

Portfolio Manager(s) Joseph B. Hudepohl, CFA, Robert R. Walton, Jr., CFA, Jeffrey A. Miller, CFA and Lance V. Garrison, CFA, each of Atlanta Capital Management Company, LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	20.70%	24.89%	15.32%	14.39%
Class A with 5.25% Maximum Sales Charge	—	—	14.35	18.31	14.10	13.78
Class C at NAV	05/02/2011	04/30/2002	20.25	23.96	14.48	13.70
Class C with 1% Maximum Deferred Sales Charge	—	—	19.25	22.96	14.48	13.70
Class I at NAV	04/30/2002	04/30/2002	20.83	25.23	15.62	14.67
Class R6 at NAV	06/30/2023	04/30/2002	20.86	25.26	15.62	14.67

Russell 1000® Growth Index	—	—	27.19%	39.00%	18.50%	15.97%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	1.03%	1.78%	0.78%	0.70%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Alphabet, Inc., Class C	8.1%
Visa, Inc., Class A	7.5
Microsoft Corp.	7.0
Thermo Fisher Scientific, Inc.	6.1
Danaher Corp.	5.9
Mastercard, Inc., Class A	5.3
Intuit, Inc.	4.8
Amphenol Corp., Class A	4.5
TJX Cos., Inc.	4.2
Zoetis, Inc.	4.1
Total	57.5%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,207.00	$5.63	1.02%
Class C	$1,000.00	$1,202.50	$9.75	1.77%
Class I	$1,000.00	$1,208.30	$4.25	0.77%
Class R6	$1,000.00	$1,208.60	$4.03	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.15	1.02%
Class C	$1,000.00	$1,016.15	$8.92	1.77%
Class I	$1,000.00	$1,021.15	$3.89	0.77%
Class R6	$1,000.00	$1,021.35	$3.69	0.73%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
5

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 96.6%
Security	Shares	Value
Capital Markets — 5.8%
Intercontinental Exchange, Inc.	186,392	$ 25,615,853
S&P Global, Inc.	110,805	47,141,987
		$ 72,757,840
Chemicals — 7.9%
Ecolab, Inc.	215,207	$ 49,691,296
Linde PLC	106,614	49,503,013
		$ 99,194,309
Consumer Staples Distribution & Retail — 2.8%
Dollar General Corp.	224,255	$ 34,997,235
		$ 34,997,235
Electronic Equipment, Instruments & Components — 4.5%
Amphenol Corp., Class A	487,431	$ 56,225,166
		$ 56,225,166
Financial Services — 16.4%
Fiserv, Inc.(1)	157,445	$ 25,162,860
Mastercard, Inc., Class A	137,950	66,432,581
PayPal Holdings, Inc.(1)	300,121	20,105,106
Visa, Inc., Class A	335,896	93,741,856
		$ 205,442,403
Insurance — 1.8%
Marsh & McLennan Cos., Inc.	110,666	$ 22,794,983
		$ 22,794,983
Interactive Media & Services — 8.1%
Alphabet, Inc., Class C(1)	669,533	$ 101,943,095
		$ 101,943,095
IT Services — 4.8%
Gartner, Inc.(1)	101,061	$ 48,172,747
VeriSign, Inc.(1)	62,963	11,932,118
		$ 60,104,865
Life Sciences Tools & Services — 12.0%
Danaher Corp.	296,084	$ 73,938,097
Thermo Fisher Scientific, Inc.	131,129	76,213,486
		$ 150,151,583
Security	Shares	Value
Machinery — 3.2%
Xylem, Inc.	312,231	$ 40,352,734
		$ 40,352,734
Pharmaceuticals — 4.1%
Zoetis, Inc.	300,525	$ 50,851,835
		$ 50,851,835
Professional Services — 3.4%
Verisk Analytics, Inc.	183,191	$ 43,183,614
		$ 43,183,614
Software — 13.6%
Adobe, Inc.(1)	45,519	$ 22,968,887
Intuit, Inc.	92,141	59,891,650
Microsoft Corp.	208,525	87,730,638
		$ 170,591,175
Specialized REITs — 4.0%
American Tower Corp.	256,041	$ 50,591,141
		$ 50,591,141
Specialty Retail — 4.2%
TJX Cos., Inc.	523,541	$ 53,097,528
		$ 53,097,528
Total Common Stocks (identified cost $827,770,803)		$1,212,279,506

Short-Term Investments — 3.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	43,791,264	$ 43,791,264
Total Short-Term Investments (identified cost $43,791,264)		$ 43,791,264
Total Investments — 100.1% (identified cost $871,562,067)		$1,256,070,770
Other Assets, Less Liabilities — (0.1)%		$ (1,092,576)
Net Assets — 100.0%		$1,254,978,194

6

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
Abbreviations:
REITs	– Real Estate Investment Trusts
7

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Unaffiliated investments, at value (identified cost $827,770,803)	$ 1,212,279,506
Affiliated investments, at value (identified cost $43,791,264)	43,791,264
Cash	155,321
Dividends receivable	369,695
Dividends receivable from affiliated investments	130,263
Receivable for Fund shares sold	3,098,079
Trustees' deferred compensation plan	28,491
Total assets	$1,259,852,619
Liabilities
Payable for Fund shares redeemed	$ 3,691,092
Payable to affiliates:
Investment adviser fee	661,196
Distribution and service fees	63,700
Trustees' deferred compensation plan	28,491
Accrued expenses	429,946
Total liabilities	$ 4,874,425
Net Assets	$1,254,978,194
Sources of Net Assets
Paid-in capital	$ 860,669,859
Distributable earnings	394,308,335
Net Assets	$1,254,978,194
Class A Shares
Net Assets	$ 87,075,181
Shares Outstanding	4,182,106
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 20.82
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 21.97
Class C Shares
Net Assets	$ 54,446,481
Shares Outstanding	2,952,785
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 18.44
Class I Shares
Net Assets	$ 1,106,089,153
Shares Outstanding	60,978,664
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.14
Class R6 Shares
Net Assets	$ 7,367,379
Shares Outstanding	406,117
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.14
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income	$ 4,542,731
Dividend income from affiliated investments	853,300
Total investment income	$ 5,396,031
Expenses
Investment adviser fee	$ 3,660,568
Distribution and service fees:
Class A	102,699
Class C	241,697
Trustees’ fees and expenses	38,537
Custodian fee	131,174
Transfer and dividend disbursing agent fees	439,338
Legal and accounting services	83,852
Printing and postage	42,981
Registration fees	64,704
Miscellaneous	19,928
Total expenses	$ 4,825,478
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 24,688
Total expense reductions	$ 24,688
Net expenses	$ 4,800,790
Net investment income	$ 595,241
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 13,146,374
Net realized gain	$ 13,146,374
Change in unrealized appreciation (depreciation):
Investments	$ 203,267,251
Net change in unrealized appreciation (depreciation)	$203,267,251
Net realized and unrealized gain	$216,413,625
Net increase in net assets from operations	$217,008,866
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 595,241	$ 585,791
Net realized gain	13,146,374	4,781,507
Net change in unrealized appreciation (depreciation)	203,267,251	127,028,605
Net increase in net assets from operations	$ 217,008,866	$ 132,395,903
Distributions to shareholders:
Class A	$ (229,352)	$ (144,961)
Class C	(107,788)	(91,351)
Class I	(5,972,825)	(1,740,579)
Class R6	(3,506)	—
Total distributions to shareholders	$ (6,313,471)	$ (1,976,891)
Transactions in shares of beneficial interest:
Class A	$ (5,019,444)	$ 11,087,343
Class C	3,186,294	7,514,224
Class I	(2,887,499)	346,882,405
Class R6(1)	6,892,304	50,000
Net increase in net assets from Fund share transactions	$ 2,171,655	$ 365,533,972
Net increase in net assets	$ 212,867,050	$ 495,952,984
Net Assets
At beginning of period	$ 1,042,111,144	$ 546,158,160
At end of period	$1,254,978,194	$1,042,111,144
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
10
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 17.300	$ 14.490	$ 18.260	$ 14.260	$ 11.580	$ 11.320
Income (Loss) From Operations
Net investment loss(1)	$ (0.008)	$ (0.019)	$ (0.058)	$ (0.065)	$ (0.031)	$ (0.008)
Net realized and unrealized gain (loss)	3.584	2.868	(3.338)	4.149	2.727	1.788
Total income (loss) from operations	$ 3.576	$ 2.849	$ (3.396)	$ 4.084	$ 2.696	$ 1.780
Less Distributions
From net realized gain	$ (0.056)	$ (0.039)	$ (0.374)	$ (0.084)	$ (0.016)	$ (1.520)
Total distributions	$ (0.056)	$ (0.039)	$ (0.374)	$ (0.084)	$ (0.016)	$ (1.520)
Net asset value — End of period	$20.820	$17.300	$14.490	$18.260	$14.260	$11.580
Total Return(2)	20.70% (3)	19.68%	(19.05)%	28.75%	23.31% (4)	18.91% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 87,075	$ 77,009	$ 55,454	$ 70,818	$ 51,523	$ 42,531
Ratios (as a percentage of average daily net assets):
Expenses	1.02% (5)(6)	1.03% (6)	1.03% (6)	1.03%	1.05% (4)	1.10% (4)
Net investment loss	(0.09)% (5)	(0.11)%	(0.33)%	(0.39)%	(0.25)%	(0.08)%
Portfolio Turnover	7% (3)	10%	7%	18%	23%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.05% and 0.19% of average daily net assets for the years ended September 30, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024, less than 0.01% of average daily net assets for the year ended September 30, 2023 and less than 0.005% of average daily net assets for the year ended September 30, 2022).
11
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 15.370	$ 12.980	$ 16.500	$ 12.990	$ 10.630	$ 10.590
Income (Loss) From Operations
Net investment loss(1)	$ (0.072)	$ (0.128)	$ (0.168)	$ (0.171)	$ (0.117)	$ (0.082)
Net realized and unrealized gain (loss)	3.180	2.557	(2.978)	3.765	2.493	1.642
Total income (loss) from operations	$ 3.108	$ 2.429	$ (3.146)	$ 3.594	$ 2.376	$ 1.560
Less Distributions
From net realized gain	$ (0.038)	$ (0.039)	$ (0.374)	$ (0.084)	$ (0.016)	$ (1.520)
Total distributions	$ (0.038)	$ (0.039)	$ (0.374)	$ (0.084)	$ (0.016)	$ (1.520)
Net asset value — End of period	$18.440	$15.370	$12.980	$16.500	$12.990	$10.630
Total Return(2)	20.25% (3)	18.73%	(19.58)%	27.78%	22.38% (4)	18.02% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 54,446	$ 42,583	$ 29,326	$ 38,017	$ 30,580	$ 9,245
Ratios (as a percentage of average daily net assets):
Expenses	1.77% (5)(6)	1.78% (6)	1.78% (6)	1.78%	1.80% (4)	1.83% (4)
Net investment loss	(0.84)% (5)	(0.86)%	(1.08)%	(1.14)%	(1.01)%	(0.82)%
Portfolio Turnover	7% (3)	10%	7%	18%	23%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.05% and 0.19% of average daily net assets for the years ended September 30, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024, less than 0.01% of average daily net assets for the year ended September 30, 2023 and less than 0.005% of average daily net assets for the year ended September 30, 2022).
12
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 15.100	$ 12.630	$ 15.910	$ 12.400	$ 10.050	$ 10.010
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.014	$ 0.020	$ (0.011)	$ (0.021)	$ (0.000)(2)	$ 0.017
Net realized and unrealized gain (loss)	3.123	2.494	(2.895)	3.615	2.368	1.543
Total income (loss) from operations	$ 3.137	$ 2.514	$ (2.906)	$ 3.594	$ 2.368	$ 1.560
Less Distributions
From net investment income	$ (0.015)	$ (0.005)	$ —	$ —	$ (0.001)	$ —
From net realized gain	(0.082)	(0.039)	(0.374)	(0.084)	(0.017)	(1.520)
Total distributions	$ (0.097)	$ (0.044)	$ (0.374)	$ (0.084)	$ (0.018)	$ (1.520)
Net asset value — End of period	$ 18.140	$ 15.100	$ 12.630	$ 15.910	$ 12.400	$10.050
Total Return(3)	20.83% (4)	19.92%	(18.78)%	29.11%	23.60% (5)	19.22% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,106,089	$922,471	$461,378	$419,658	$271,918	$ 90,874
Ratios (as a percentage of average daily net assets):
Expenses	0.77% (6)(7)	0.78% (7)	0.78% (7)	0.78%	0.80% (5)	0.82% (5)
Net investment income (loss)	0.16% (6)	0.13%	(0.07)%	(0.14)%	(0.00)% (8)	0.18%
Portfolio Turnover	7% (4)	10%	7%	18%	23%	18%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.05% and 0.19% of average daily net assets for the years ended September 30, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024, less than 0.01% of average daily net assets for the year ended September 30, 2023 and less than 0.005% of average daily net assets for the year ended September 30, 2022).
(8)	Amount is less than (0.005)%.
13
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Financial Highlights — continued

Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Period Ended September 30, 2023(1)
Net asset value — Beginning of period	$ 15.100	$ 15.500
Income (Loss) From Operations
Net investment income(2)	$ 0.009	$ 0.002
Net realized and unrealized gain (loss)	3.132	(0.402)
Total income (loss) from operations	$ 3.141	$ (0.400)
Less Distributions
From net investment income	$ (0.019)	$ —
From net realized gain	(0.082)	—
Total distributions	$ (0.101)	$ —
Net asset value — End of period	$18.140	$15.100
Total Return(3)	20.86% (4)	(2.58)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 7,367	$ 49
Ratios (as a percentage of average daily net assets):
Expenses	0.73% (5)(6)	0.70% (5)(6)
Net investment income	0.10% (6)	0.05% (6)
Portfolio Turnover	7% (4)	10% (7)
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the period ended September 30, 2023).
(6)	Annualized.
(7)	For the year ended September 30, 2023.
14
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of March 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the
15

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$875,178,641
Gross unrealized appreciation	$ 387,199,954
Gross unrealized depreciation	(6,307,825)
Net unrealized appreciation	$380,892,129
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the six months ended March 31, 2024, the investment adviser fee amounted to $3,660,568 or 0.63% (annualized) of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the Fund, but receives no compensation. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Atlanta Capital a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment adviser fee paid was reduced by $24,688 relating to the Fund’s investment in the Liquidity Fund.
16

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, EVM earned $55,973 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $22,751 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2024 amounted to $102,699 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2024, the Fund paid or accrued to EVD $181,273 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2024 amounted to $60,424 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2024, the Fund was informed that EVD received $2,016 and $3,764 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $79,662,414 and $92,889,693, respectively, for the six months ended March 31, 2024.
17

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	782,396	$ 14,901,324	1,339,900	$ 22,868,433
Issued to shareholders electing to receive payments of distributions in Fund shares	11,731	224,177	8,706	141,828
Redemptions	(1,062,598)	(20,144,945)	(723,812)	(11,922,918)
Net increase (decrease)	(268,471)	$ (5,019,444)	624,794	$ 11,087,343
Class C
Sales	439,044	$ 7,556,354	860,735	$ 12,645,891
Issued to shareholders electing to receive payments of distributions in Fund shares	6,343	107,569	6,263	91,129
Redemptions	(262,731)	(4,477,629)	(356,664)	(5,222,796)
Net increase	182,656	$ 3,186,294	510,334	$ 7,514,224
Class I
Sales	9,740,884	$ 163,060,600	41,525,209	$ 594,783,326
Issued to shareholders electing to receive payments of distributions in Fund shares	356,622	5,934,199	122,387	1,735,449
Redemptions	(10,213,418)	(171,882,298)	(17,094,833)	(249,636,370)
Net increase (decrease)	(115,912)	$ (2,887,499)	24,552,763	$ 346,882,405
Class R6(1)
Sales	441,472	$ 7,576,564	3,226	$ 50,000
Issued to shareholders electing to receive payments of distributions in Fund shares	211	3,506	—	—
Redemptions	(38,792)	(687,766)	—	—
Net increase	402,891	$ 6,892,304	3,226	$ 50,000
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
18

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $43,791,264, which represents 3.5% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$33,062,058	$142,149,033	$(131,419,827)	$ —	$ —	$43,791,264	$853,300	43,791,264
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,212,279,506*	$ —	$ —	$ 1,212,279,506
Short-Term Investments	43,791,264	—	—	43,791,264
Total Investments	$ 1,256,070,770	$ —	$ —	$1,256,070,770
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
19

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
20

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
21

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
22

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
23

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
24

Investment Adviser
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309
Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7725    3.31.24

Eaton Vance
Atlanta Capital Select Equity Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2024
Eaton Vance
Atlanta Capital Select Equity Fund

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Performance

Portfolio Manager(s) William O. Bell IV, CFA, W. Matthew Hereford, CFA and Charles B. Reed, CFA, each of Atlanta Capital Management Company, LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/03/2012	01/03/2012	21.25%	27.52%	12.74%	11.79%
Class A with 5.25% Maximum Sales Charge	—	—	14.89	20.83	11.52	11.19
Class C at NAV	03/19/2013	01/03/2012	20.84	26.58	11.90	11.13
Class C with 1% Maximum Deferred Sales Charge	—	—	19.84	25.58	11.90	11.13
Class I at NAV	01/03/2012	01/03/2012	21.41	27.83	13.02	12.08
Class R6 at NAV	02/01/2017	01/03/2012	21.43	27.87	13.07	12.11

Russell 1000® Index	—	—	23.49%	29.87%	14.74%	12.67%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.06%	1.81%	0.81%	0.76%
Net	1.05	1.80	0.80	0.75
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Fiserv, Inc.	7.5%
White Mountains Insurance Group Ltd.	7.0
CDW Corp.	6.2
TJX Cos., Inc.	6.2
Alphabet, Inc., Class C	5.8
Markel Group, Inc.	5.3
GoDaddy, Inc., Class A	5.1
Gartner, Inc.	5.0
Global Payments, Inc.	4.8
Martin Marietta Materials, Inc.	4.3
Total	57.2%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,212.50	$5.81**	1.05%
Class C	$1,000.00	$1,208.40	$9.94**	1.80%
Class I	$1,000.00	$1,214.10	$4.43**	0.80%
Class R6	$1,000.00	$1,214.30	$4.15**	0.75%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.75	$5.30**	1.05%
Class C	$1,000.00	$1,016.00	$9.07**	1.80%
Class I	$1,000.00	$1,021.00	$4.04**	0.80%
Class R6	$1,000.00	$1,021.25	$3.79**	0.75%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 97.2%
Security	Shares	Value
Capital Markets — 1.9%
S&P Global, Inc.	35,452	$ 15,083,053
		$ 15,083,053
Chemicals — 2.2%
Sherwin-Williams Co.	50,442	$ 17,520,020
		$ 17,520,020
Construction Materials — 4.3%
Martin Marietta Materials, Inc.	56,583	$ 34,738,567
		$ 34,738,567
Containers & Packaging — 1.5%
Ball Corp.	175,944	$ 11,851,588
		$ 11,851,588
Electrical Equipment — 2.4%
AMETEK, Inc.	106,105	$ 19,406,605
		$ 19,406,605
Electronic Equipment, Instruments & Components — 8.3%
CDW Corp.	194,566	$ 49,766,091
Trimble, Inc.(1)	253,811	16,335,276
		$ 66,101,367
Financial Services — 15.5%
Fiserv, Inc.(1)	377,008	$ 60,253,419
Global Payments, Inc.	285,655	38,180,647
Visa, Inc., Class A	91,229	25,460,189
		$123,894,255
Food Products — 1.4%
Nestle SA ADR(2)	102,774	$ 10,914,599
		$ 10,914,599
Health Care Equipment & Supplies — 6.3%
STERIS PLC	107,209	$ 24,102,727
Teleflex, Inc.	116,806	26,418,013
		$ 50,520,740
Insurance — 12.3%
Markel Group, Inc.(1)	28,031	$ 42,648,606
Security	Shares	Value
Insurance (continued)
White Mountains Insurance Group Ltd.	31,241	$ 56,055,726
		$ 98,704,332
Interactive Media & Services — 5.8%
Alphabet, Inc., Class C(1)	304,570	$ 46,373,828
		$ 46,373,828
IT Services — 10.1%
Gartner, Inc.(1)	83,477	$ 39,790,982
GoDaddy, Inc., Class A(1)	345,147	40,962,046
		$ 80,753,028
Life Sciences Tools & Services — 4.0%
Danaher Corp.	47,863	$ 11,952,349
Thermo Fisher Scientific, Inc.	35,268	20,498,114
		$ 32,450,463
Professional Services — 4.7%
Broadridge Financial Solutions, Inc.	37,382	$ 7,658,077
TransUnion	214,265	17,098,347
Verisk Analytics, Inc.	55,302	13,036,340
		$ 37,792,764
Software — 2.6%
Adobe, Inc.(1)	18,612	$ 9,391,615
Autodesk, Inc.(1)	45,488	11,845,985
		$ 21,237,600
Specialty Retail — 13.9%
O'Reilly Automotive, Inc.(1)	26,307	$ 29,697,446
Ross Stores, Inc.	219,036	32,145,723
TJX Cos., Inc.	485,266	49,215,678
		$111,058,847
Total Common Stocks (identified cost $371,701,535)		$778,401,656

6
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	22,721,537	$ 22,721,537
Total Short-Term Investments (identified cost $22,721,537)		$ 22,721,537
Total Investments — 100.0% (identified cost $394,423,072)		$801,123,193
Other Assets, Less Liabilities — (0.0)%(4)		$ (29,600)
Net Assets — 100.0%		$801,093,593
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $10,620.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(4)	Amount is less than (0.05)%.
Abbreviations:
ADR	– American Depositary Receipt
7
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Unaffiliated investments, at value (identified cost $371,701,535) — including $10,620 of securities on loan	$ 778,401,656
Affiliated investments, at value (identified cost $22,721,537)	22,721,537
Cash	173,477
Dividends receivable	56,583
Dividends receivable from affiliated investments	105,973
Receivable for Fund shares sold	1,051,553
Securities lending income receivable	18
Tax reclaims receivable	146,478
Receivable from affiliates	23,348
Trustees' deferred compensation plan	29,508
Total assets	$802,710,131
Liabilities
Payable for Fund shares redeemed	$ 827,451
Payable to affiliates:
Investment adviser and administration fee	459,438
Distribution and service fees	46,144
Trustees' deferred compensation plan	29,508
Accrued expenses	253,997
Total liabilities	$ 1,616,538
Net Assets	$801,093,593
Sources of Net Assets
Paid-in capital	$ 373,693,666
Distributable earnings	427,399,927
Net Assets	$801,093,593
Class A Shares
Net Assets	$ 82,994,602
Shares Outstanding	2,433,757
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 34.10
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 35.99
Class C Shares
Net Assets	$ 33,986,651
Shares Outstanding	1,104,224
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 30.78
Class I Shares
Net Assets	$ 677,099,628
Shares Outstanding	19,177,485
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 35.31
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class R6 Shares
Net Assets	$7,012,712
Shares Outstanding	197,794
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 35.45
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income	$ 1,785,553
Dividend income from affiliated investments	423,406
Securities lending income, net	2,844
Total investment income	$ 2,211,803
Expenses
Investment adviser and administration fee	$ 2,601,515
Distribution and service fees:
Class A	100,812
Class C	167,314
Trustees’ fees and expenses	24,548
Custodian fee	88,591
Transfer and dividend disbursing agent fees	214,332
Legal and accounting services	51,566
Printing and postage	25,661
Registration fees	35,623
Miscellaneous	19,552
Total expenses	$ 3,329,514
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 63,880
Total expense reductions	$ 63,880
Net expenses	$ 3,265,634
Net investment loss	$ (1,053,831)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 22,732,080
Net realized gain	$ 22,732,080
Change in unrealized appreciation (depreciation):
Investments	$ 125,082,531
Net change in unrealized appreciation (depreciation)	$125,082,531
Net realized and unrealized gain	$147,814,611
Net increase in net assets from operations	$146,760,780
10
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (1,053,831)	$ (1,146,229)
Net realized gain	22,732,080	23,285,257
Net change in unrealized appreciation (depreciation)	125,082,531	109,597,379
Net increase in net assets from operations	$146,760,780	$131,736,407
Distributions to shareholders:
Class A	$ (2,209,642)	$ (5,124,789)
Class C	(987,434)	(2,469,246)
Class I	(16,261,078)	(36,608,467)
Class R6	(153,914)	(248,103)
Total distributions to shareholders	$ (19,612,068)	$ (44,450,605)
Transactions in shares of beneficial interest:
Class A	$ (7,827,853)	$ 3,425,859
Class C	(3,438,990)	(8,416,803)
Class I	(26,994,320)	(16,900,320)
Class R6	366,965	2,398,795
Net decrease in net assets from Fund share transactions	$ (37,894,198)	$ (19,492,469)
Net increase in net assets	$ 89,254,514	$ 67,793,333
Net Assets
At beginning of period	$ 711,839,079	$ 644,045,746
At end of period	$801,093,593	$711,839,079
11
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 28.890	$ 25.630	$ 32.700	$ 26.970	$ 25.680	$ 23.050
Income (Loss) From Operations
Net investment loss(1)	$ (0.072)	$ (0.092)	$ (0.115)	$ (0.127)	$ (0.071)	$ (0.030)
Net realized and unrealized gain (loss)	6.115	5.105	(4.874)	6.841	1.612	3.567
Total income (loss) from operations	$ 6.043	$ 5.013	$ (4.989)	$ 6.714	$ 1.541	$ 3.537
Less Distributions
From net realized gain	$ (0.833)	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)
Total distributions	$ (0.833)	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)
Net asset value — End of period	$34.100	$28.890	$25.630	$32.700	$26.970	$25.680
Total Return(2)	21.25% (3)(4)	19.95% (4)	(16.13)%	25.32%	6.03% (4)	16.23% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 82,995	$ 77,342	$ 64,515	$ 87,943	$ 72,953	$ 78,208
Ratios (as a percentage of average daily net assets):
Expenses	1.05% (4)(5)(6)	1.05% (4)(6)	1.04% (6)	1.03%	1.05% (4)	1.05% (4)
Net investment loss	(0.46)% (5)	(0.33)%	(0.39)%	(0.40)%	(0.28)%	(0.13)%
Portfolio Turnover	1% (3)	1%	9%	11%	18%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
12
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 26.240	$ 23.600	$ 30.480	$ 25.390	$ 24.360	$ 22.080
Income (Loss) From Operations
Net investment loss(1)	$ (0.171)	$ (0.278)	$ (0.315)	$ (0.341)	$ (0.246)	$ (0.195)
Net realized and unrealized gain (loss)	5.544	4.671	(4.484)	6.415	1.527	3.382
Total income (loss) from operations	$ 5.373	$ 4.393	$ (4.799)	$ 6.074	$ 1.281	$ 3.187
Less Distributions
From net realized gain	$ (0.833)	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)
Total distributions	$ (0.833)	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)
Net asset value — End of period	$30.780	$26.240	$23.600	$30.480	$25.390	$24.360
Total Return(2)	20.84% (3)(4)	18.99% (4)	(16.72)%	24.35%	5.28% (4)	15.32% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 33,987	$ 32,070	$ 36,518	$ 51,206	$ 46,117	$ 32,809
Ratios (as a percentage of average daily net assets):
Expenses	1.80% (4)(5)(6)	1.80% (4)(6)	1.79% (6)	1.78%	1.80% (4)	1.80% (4)
Net investment loss	(1.21)% (5)	(1.09)%	(1.14)%	(1.16)%	(1.01)%	(0.89)%
Portfolio Turnover	1% (3)	1%	9%	11%	18%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
13
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 29.850	$ 26.370	$ 33.500	$ 27.540	$ 26.150	$ 23.400
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.034)	$ (0.023)	$ (0.043)	$ (0.052)	$ (0.002)	$ 0.028
Net realized and unrealized gain (loss)	6.327	5.256	(5.006)	6.996	1.643	3.629
Total income (loss) from operations	$ 6.293	$ 5.233	$ (5.049)	$ 6.944	$ 1.641	$ 3.657
Less Distributions
From net realized gain	$ (0.833)	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)
Total distributions	$ (0.833)	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)
Net asset value — End of period	$ 35.310	$ 29.850	$ 26.370	$ 33.500	$ 27.540	$ 26.150
Total Return(2)	21.41% (3)(4)	20.24% (4)	(15.92)%	25.64%	6.30% (4)	16.51% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$677,100	$596,813	$540,296	$799,388	$750,584	$464,862
Ratios (as a percentage of average daily net assets):
Expenses	0.80% (4)(5)(6)	0.80% (4)(6)	0.79% (6)	0.78%	0.80% (4)	0.80% (4)
Net investment income (loss)	(0.21)% (5)	(0.08)%	(0.14)%	(0.16)%	(0.01)%	0.12%
Portfolio Turnover	1% (3)	1%	9%	11%	18%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
14
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 29.960	$ 26.450	$ 33.580	$ 27.600	$ 26.190	$ 23.420
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.024)	$ (0.004)	$ (0.066)	$ (0.037)	$ 0.011	$ 0.039
Net realized and unrealized gain (loss)	6.347	5.267	(4.983)	7.001	1.650	3.638
Total income (loss) from operations	$ 6.323	$ 5.263	$ (5.049)	$ 6.964	$ 1.661	$ 3.677
Less Distributions
From net realized gain	$ (0.833)	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)
Total distributions	$ (0.833)	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)
Net asset value — End of period	$35.450	$29.960	$26.450	$33.580	$27.600	$26.190
Total Return(2)	21.43% (3)(4)	20.30% (4)	(15.88)%	25.66%	6.37% (4)	16.58% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 7,013	$ 5,614	$ 2,716	$ 27,577	$ 21,482	$ 20,121
Ratios (as a percentage of average daily net assets):
Expenses	0.75% (4)(5)(6)	0.75% (4)(6)	0.74% (6)	0.74%	0.75% (4)	0.75% (4)
Net investment income (loss)	(0.15)% (5)	(0.01)%	(0.20)%	(0.11)%	0.04%	0.17%
Portfolio Turnover	1% (3)	1%	9%	11%	18%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
15
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of March 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business
16

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2023, the Fund had a late year ordinary loss of $781,240 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$394,619,983
Gross unrealized appreciation	$ 409,680,906
Gross unrealized depreciation	(3,177,696)
Net unrealized appreciation	$406,503,210
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.700%
$500 million but less than $1 billion	0.675%
$1 billion but less than $2.5 billion	0.650%
$2.5 billion but less than $5 billion	0.630%
$5 billion and over	0.615%
For the six months ended March 31, 2024, the investment adviser and administration fee amounted to $2,601,515 or 0.69% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Atlanta Capital a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
17

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment adviser and administration fee paid was reduced by $12,148 relating to the Fund’s investment in the Liquidity Fund.
EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 0.75% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after February 1, 2025. Pursuant to this agreement, EVM and Atlanta Capital were allocated $51,732 in total of the Fund's operating expenses for the six months ended March 31, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, EVM earned $19,206 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,219 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024 in the amount of $938. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2024 amounted to $100,812 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2024, the Fund paid or accrued to EVD $125,485 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2024 amounted to $41,829 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2024, the Fund was informed that EVD received $422 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $6,119,881 and $73,713,064, respectively, for the six months ended March 31, 2024.
18

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	220,831	$ 6,963,610	914,187	$ 24,544,226
Issued to shareholders electing to receive payments of distributions in Fund shares	63,868	1,953,099	154,452	4,219,638
Redemptions	(528,312)	(16,744,562)	(908,142)	(25,338,005)
Net increase (decrease)	(243,613)	$ (7,827,853)	160,497	$ 3,425,859
Class C
Sales	51,214	$ 1,459,147	121,593	$ 3,073,377
Issued to shareholders electing to receive payments of distributions in Fund shares	27,910	771,975	73,015	1,823,188
Redemptions	(196,879)	(5,670,112)	(520,196)	(13,313,368)
Net decrease	(117,755)	$ (3,438,990)	(325,588)	$ (8,416,803)
Class I
Sales	1,635,079	$ 52,795,468	4,989,915	$ 141,123,940
Issued to shareholders electing to receive payments of distributions in Fund shares	401,586	12,706,193	996,963	28,084,462
Redemptions	(2,856,243)	(92,495,981)	(6,479,413)	(186,108,722)
Net decrease	(819,578)	$(26,994,320)	(492,535)	$ (16,900,320)
Class R6
Sales	21,292	$ 710,374	97,961	$ 2,791,025
Issued to shareholders electing to receive payments of distributions in Fund shares	2,807	89,139	4,159	117,522
Redemptions	(13,705)	(432,548)	(17,407)	(509,752)
Net increase	10,394	$ 366,965	84,713	$ 2,398,795
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
19

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At March 31, 2024, the total value of securities on loan was $10,620 and the total value of collateral received was $11,031, comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
10  Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $22,721,537, which represents 2.8% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$14,265,889	$68,571,266	$(60,115,618)	$ —	$ —	$22,721,537	$423,406	22,721,537
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 778,401,656*	$ —	$ —	$ 778,401,656
Short-Term Investments	22,721,537	—	—	22,721,537
Total Investments	$ 801,123,193	$ —	$ —	$801,123,193
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
20

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
21

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
22

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
23

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
24

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
25

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7782    3.31.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	May 17, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	May 17, 2024